Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax reconciliation [line items]
Beginning balance	$ 54	$ 18
Group income statement	12	47
Group statement of comprehensive income	1	(11)
Group statement of changes in equity	1	2
Exchange and other adjustments	(20)	(2)
Ending balance	48	54
Deferred gains on loan notes [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(34)	(34)
Group income statement	0	0
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Ending balance	(34)	(34)
Associates [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(55)	(57)
Group income statement	(4)	2
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Ending balance	(59)	(55)
Losses [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	84	61
Group income statement	5	21
Group statement of comprehensive income	(1)	4
Group statement of changes in equity	0	0
Exchange and other adjustments	(9)	(2)
Ending balance	79	84
Employee benefits [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	39	34
Group income statement	1	4
Group statement of comprehensive income	(6)	0
Group statement of changes in equity	1	2
Exchange and other adjustments	(3)	(1)
Ending balance	32	39
Deferred compensation [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	48	42
Group income statement	4	6
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Ending balance	52	48
Other short-term temporary differences [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	9	7
Group income statement	(1)	14
Group statement of comprehensive income	8	(15)
Group statement of changes in equity		0
Exchange and other adjustments	0	3
Ending balance	16	9
Expected credit losses on trade receivables [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	20	22
Group income statement	(5)	(1)
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	(1)	(1)
Ending balance	14	20
Property, plant, equipment and software [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(81)	(95)
Group income statement	32	15
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	(4)	(1)
Ending balance	(53)	(81)
Application Fees [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance	40	42
Group income statement	1	(2)
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Ending balance	41	40
Intangible Assets Excluding Software [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(16)	(4)
Group income statement	(21)	(12)
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	(3)	0
Ending balance	$ (40)	$ (16)